Federated Investors
World-Class Investment Manager

Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

14TH SEMI-ANNUAL REPORT

May 31, 2001

Established 1987

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Bond Fund

President's Message

Dear Shareholder:

Federated Bond Fund was created in 1987, and I am pleased to present its 14th Semi-Annual Report. This report covers the first half of the fund's fiscal year, which is the six-month period from December 1, 2000 through May 31, 2001. It begins with a discussion with the fund's portfolio manager, Joseph Balestrino, Senior Vice President of Federated Investment Management Company. Following his discussion, detailing both the U.S. bond market and recent activity in the fund's portfolio, are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings. Third is the publication of the fund's financial statements.

In a stable to falling interest rate environment that favored high-quality corporate bonds, Federated Bond Fund continued to produce a strong income stream for investors. Also, the fund's shares delivered strong total returns for the six-month reporting period. Individual share class total return performance, including income dividends, follows.1

	Total Return	Income	Net Asset Value Increase Change
Class A Shares	6.45%	$0.356	$8.55 to $8.74 = 2.22%
Class B Shares	6.01%	$0.321	$8.57 to $8.76 = 2.22%
Class C Shares	6.00%	$0.320	$8.57 to $8.76 = 2.22%
Class F Shares	6.41%	$0.354	$8.57 to $8.76 = 2.22%

1 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price (less any applicable sales charge) for Class A, B, C, and F shares were 1.69%, 0.51%, 5.00%, and 4.31%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

The fund's portfolio of corporate bonds reflects an emphasis on diversification and quality. On May 31, 2001, the $947 million portfolio comprised more than 195 individual bond issues, and the majority of the fund's assets were invested in investment-grade bonds. 21.09% of the fund's assets were invested in high-yield bonds,2 which have provided above-average income distribution for shareholders and enhanced price appreciation in this economic climate. The fund's average duration3 range is four to eight years.

Thank you for participating in Federated Bond Fund. Remember, it is easy to increase your participation in the performance potential of a diversified bond portfolio by reinvesting your monthly earnings automatically in additional fund shares.

As always, we welcome your comments, questions and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
July 15, 2001

2 Lower rated bonds involve a higher degree of risk than investment-grade bonds in return for higher yield potential.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Joseph Balestrino

Senior Vice President

Federated Investment Management Company

Investment Review

How did the bond market perform over the fund's reporting period?

The past six months were very positive for fixed-income investors, as the reporting period saw aggressive easing by the Federal Reserve Board (the "Fed") of U.S. monetary policy on a faltering economy, and weaker equity markets. Most interest rates fell considerably during the reporting period helping to boost bond prices. The Fed eased monetary policy aggressively in five moves totaling 250 basis points during the six-month reporting period. These were unprecedented moves by the Fed and viewed as an action to prevent recession.

Spread bonds, including investment-grade and non-investment-grade corporate bonds, did very well as these securities offered higher income over comparable duration Treasury securities, and spreads tightened on these securities. The Lehman Brothers Aggregate Bond Index,1 representing a broad cross-section of all sectors in the U.S. bond market, had an impressive cumulative total return of 8.24% during the December 2000 to May 2001 reporting period.

1 Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original amount invested. Indexes are unmanaged and are rebalanced monthly by market capitalization. Investments cannot be made in an index.

During the fund's reporting period, how did the fund's total return measure up to its peers?

The fund's Class A, B, C, and F shares produced total returns of 6.45%, 6.01%, 6.00%, and 6.41%, respectively, for the six-month period ended May 31, 2001, based on net asset value. This compares favorably with a 5.66% total return over the same period for the average corporate bond fund as measured by the Lipper Corporate BBB-Rated Bond Funds category.2

Did you make any adjustments to the fund's portfolio in terms of duration and quality?

Slight adjustments were made on both factors. Fund management has been in a positive/longer duration position over much of the past 18 months. Given the significant interest rate declines experienced in the first five months of 2001, the duration position was moved to a shorter neutral target in May of 2001.

From a quality perspective, the fund has gradually been increasing its allocation to higher yielding securities in anticipation that the accommodative Fed actions may serve to stimulate economic activity towards the end of 2001.

What were the fund's yields on May 31, 2001?

On May 31, 2001, the fund's 30-day distribution yield, based on net asset value, was 8.06% for Class A Shares (7.69% based on offering price) compared to the 10-year Treasury rate, which was 5.38% on that same day. The fund's distribution yields for Class B, C, and F shares were 7.22%, 7.18% and 8.00%, respectively, based on net asset value. The fund's 30-day SEC yields for Class A, B, C, and F shares were 7.26%, 6.79%, 6.79%, and 7.50%, respectively.4

2 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper Analytical Services as falling into the category indicated. Lipper figures do not reflect any sales charges.

3 The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price. The 30-day distribution rate based on offering price for Class F was 7.92%.

4 The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

What were the fund's top ten holdings as of May 31, 2001, and how were the fund's assets allocated according to bond quality?

The top ten holdings were as follows:

Name/Coupon/Maturity	Percentage of Net Assets
Continental Cablevision, 9.50% due 8/01/2013	1.33%
Anixter International, Inc., 8.00% due 9/15/2003	1.26%
International Speedway Corp., 7.875% due 10/15/2004	1.22%
GEICO Corp., 9.15% due 9/15/2021	1.20%
Husky Oil Ltd., 7.125% due 11/15/2006	1.15%
Inco Ltd., 9.60% due 6/15/2022	1.15%
Regional Diversified Funding, 9.25% due 3/15/2030	1.14%
Boston University, 7.625% due 7/15/2097	1.13%
Delphi Financial Group, Inc., 8.00% due 10/01/2003	1.10%
Viacom, Inc., 8.25% due 8/01/2022	1.10%
TOTAL	11.78%

The fund's allocation by quality was:

Percentage of Net Assets
AAA	7.75%
AA	5.16%
A	22.74%
BBB	36.19%
BB	8.83%
B	14.20%
CCC	1.04%

What is the quality composition of the fund by sectors?

As of May 31, 2000, the percentage breakdown of assets was as follows:

High-quality corporate bonds	71.64%
High-yield corporate bonds	21.09%
Asset-backed securities	1.43%
U.S. Treasury securities	1.05%
U.S. Government agencies	0.75%

As we reach the mid-point of 2001, what is your outlook for the bond market and for investors in corporate bond funds?

Federated's outlook on bonds remains relatively positive, recommending that investors add to the overall fixed income position within a diversified portfolio. The Bush administration's $1.3 trillion tax cut, combined with lower interest rates, should improve the profit outlook for both investment and non-investment grade corporate bonds. Thus, both monetary and fiscal policy tailwinds are in place to assist the corporate earnings outlook.

The debate over the next several quarters concerns the extent to which the U.S. economy either forms a bottoming base toward a gradual recovery or worsens into a recession. Federated's outlook favors the gradual recovery case by early 2002, which is typically anticipated by the financial markets. Thus, the prospect of stable to falling rates with corporate bonds outperforming most other fixed-income sectors could bode well for shareholders over the coming months.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $14,000 in the Class F Shares of Federated Bond Fund on 5/20/87, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $42,403 on 5/31/01. You would have earned an 8.27%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/01, Class A Shares' 1-year, 5-year and since inception (6/28/95) average annual total returns were 2.58%, 4.95% and 5.25%, respectively. Class B Shares' 1-year, 5 year and since inception (6/28/95) average annual total returns were 1.23%, 4.81% and 5.17%, respectively. Class C Shares' 1-year, 5 year and since inception (6/28/95) average annual total returns were 5.57%, 5.12% and 5.30%, respectively. Class F Shares' 1-year, 5-year, and 10-year average annual total returns were 5.32%, 5.70%, and 9.27%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge and the 1.00% contingent deferred sales charge for Class F Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge; Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 13 years (reinvesting all dividends and capital gains) grew to $25,130.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Bond Fund on 5/20/87, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $14,000, but your account would have reached a total value of $25,1301 by 4/30/01. You would have earned an average annual total return of 7.65%.

A practical investment plan helps you pursue a high level of income through high-quality bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--Investing for High Monthly Income

John and Joan Wicker are a fictional couple who, like many other shareholders, look for high monthly income opportunities.

John is an attorney in his late forties with an established client base. Joan is a school teacher. On April 30, 1991, the Wickers invested $20,000 in the Class F Shares of Federated Bond Fund.

As this chart shows, their original $20,000 investment has grown to $46,300. This represents an 8.76% average annual total return. For John and Joan, that means extra money to supplement their daughter's college tuition.

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

May 31, 2001 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--66.7%
		Aerospace & Defense--0.3%
$2,235,000		Lockheed Martin Corp., Note, 8.20%, 12/1/2009	$2,429,043

		Air Transportation--2.2%
256,369		Continental Airlines, Inc., Pass Thru Cert. (Series 1992-2C1), 7.73%, 3/15/2011	254,459
7,287,968		Continental Airlines, Inc., Pass Thru Cert. (Series 1997-4 B), 6.90%, 1/2/2017	6,937,416
4,000,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	3,546,440
1,000,000		Delta Air Lines, Inc., Pass Thru Cert., 7.57%, 11/18/2010	1,066,670
2,500,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	2,647,050
2,437,830		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	2,594,680
230,593		Northwest Airlines Corp., Pass Thru Cert., 7.575%, 9/1/2020	235,814
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	1,885,774
1,900,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	1,980,674

		TOTAL	21,148,977

		Automotive--1.5%
8,275,000		Arvin Industries, Inc., 9.50%, 2/1/2027	8,085,254
4,350,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	4,210,582
2,100,000		General Motors Corp., MTN, 9.45%, 11/1/2011	2,420,355

		TOTAL	14,716,191

		Banking--5.9%
4,750,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	4,600,992
3,500,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	3,688,650
5,500,000		Capital One Bank, Sr. Note, 6.875%, 2/1/2006	5,397,315
6,175,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	5,677,079
2,750,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	3,013,835
3,800,000	[1]	Den Danske Bank Group, Note, 7.40%, 6/15/2010	3,848,526
5,740,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	5,665,093
8,600,000		National Bank of Canada, New York, Sub. Note, 8.125%, 8/15/2004	9,132,426
215,000		NationsBank Corp., Sr. Note, 6.125%, 7/15/2004	218,823
11,000,000	[1]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	10,921,614
3,800,000	[1]	Swedbank, Sub. Note, 7.50%, 11/29/2049	3,874,199
140,000		Toyota Motor Credit Corp., Note, 5.625%, 11/13/2003	141,917

		TOTAL	56,180,469

Principal Amount			Value
		CORPORATE BONDS--continued
		Beverage & Tobacco--0.3%
$2,535,000		Anheuser-Busch Cos., Inc., Note, 7.10%, 6/15/2007	$2,654,601

		Broadcast Radio & TV--1.4%
4,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	4,536,540
8,450,000		Clear Channel Communications, Inc., Sr. Note, 7.65%, 9/15/2010	8,728,343

		TOTAL	13,264,883

		Cable Television--2.7%
4,500,000		CF Cable TV, Inc., Sr. Note, 9.125%, 7/15/2007	4,950,945
4,500,000		Comcast Corp., Note, 8.50%, 5/1/2027	5,068,305
11,290,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	12,803,763
3,500,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	3,552,430

		TOTAL	26,375,443

		Chemicals & Plastics--0.4%
6,250,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	4,292,875

		Consumer Products--0.5%
4,650,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	4,929,046

		Ecological Services & Equipment--1.7%
7,750,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	7,728,455
8,210,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	8,628,217

		TOTAL	16,356,672

		Education--1.1%
11,075,000		Boston University, MTN, 7.625%, 7/15/2097	10,815,956

		Electronics--1.3%
11,950,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	12,143,112

		Finance - Automotive--0.1%
385,000		Ford Motor Credit Co., Note, 7.00%, 9/25/2001	388,222
300,000		Ford Motor Credit Co., Note, 7.57%, 5/16/2005	300,723

		TOTAL	688,945

		Finance - Retail--0.6%
180,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	170,066
5,750,000		Waddell & Reed Financial, Inc., Note, 7.50%, 1/18/2006	5,806,408

		TOTAL	5,976,474

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--3.1%
$10,445,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	$10,541,094
115,000		Bear Stearns Cos., Inc., Sr. Note, 6.15%, 3/2/2004	116,194
1,000,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	914,670
3,800,000	[1]	Fidelity Investments, Bond, 7.57%, 6/15/2029	4,010,102
190,000		Goldman Sachs Group, Inc., Note (Series EMTN), 7.35%, 10/1/2009	196,378
185,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	187,081
2,425,000		Lehman Brothers Holdings, Inc., Note, 7.00%, 5/15/2003	2,500,781
7,000,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	7,229,390
425,000		Merrill Lynch & Co., Inc., Sr. Note, 7.15%, 7/30/2012	425,383
3,333,559	[1]	World Financial, Pass Thru Cert. (Series 96 WFP-B), 6.91%, 9/1/2013	3,374,803

		TOTAL	29,495,876

		Financial Services--0.0%
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	118,336
215,000		Newcourt Credit Group, Inc., Company Guarantee, 6.875%, 2/16/2005	217,191

		TOTAL	335,527

		Forest Products--2.0%
6,000,000		Donohue Forest Products, Company Guarantee, 7.625%, 5/15/2007	6,060,960
1,270,000		Fort James Corp., Deb., 8.375%, 11/15/2001	1,286,789
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,724,686
8,850,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	9,180,902

		TOTAL	19,253,337

		Health Care--1.7%
300,000		Columbia/HCA Healthcare Corp., Note, 6.87%, 9/15/2003	303,153
4,350,000		Guidant Corp., Note, 6.15%, 2/15/2006	4,229,070
3,200,000		Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005	3,328,000
3,000,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/1/2008	3,135,000
4,750,000		UnitedHealth Group, Inc., Note, 7.50%, 11/15/2005	4,960,378

		TOTAL	15,955,601

		Insurance--6.7%
450,000		American General Corp., Note, 7.75%, 4/1/2005	478,417
6,750,000		CNA Financial Corp., Bond, 6.95%, 1/15/2018	5,785,020
5,364,000		Conseco, Inc., Sr. Sub. Note, 10.25%, 6/1/2002	5,337,180
2,950,000		Delphi Financial Group, Inc. (Series A), 9.31%, 3/25/2027	2,225,214
10,350,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	10,584,324
10,880,000		GEICO Corp., Deb., 9.15%, 9/15/2021	11,514,086
Principal Amount			Value
		CORPORATE BONDS--continued
		Insurance--continued
$7,800,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	$7,649,460
25,000		Progressive Corp., OH, Unsecd. Note, 7.30%, 6/1/2006	25,818
200,000	[1]	Providian Cap I, Bank Guarantee, 9.525%, 2/1/2027	157,344
6,500,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	6,709,846
175,000		Royal & Sun Alliance Insurance Group PLC, Sub. Note, 8.95%, 10/15/2029	185,817
525,000		Transamerica Corp., Note, 6.75%, 11/15/2006	535,920
1,000,000	[1]	USF&G Corp., 8.312%, 7/1/2046	975,550
5,750,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	5,517,413
6,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	6,161,036

		TOTAL	63,842,445

		Leisure & Entertainment--2.6%
11,550,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	11,740,575
2,606,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	2,656,973
100,000		Time Warner, Inc., Company Guarantee, 6.625%, 5/15/2029	89,696
10,250,000		Viacom, Inc., Sr. Deb., 8.25%, 8/1/2022	10,551,658

		TOTAL	25,038,902

		Metals & Mining--4.2%
9,600,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	9,901,536
11,000,000		Inco Ltd., Note, 9.60%, 6/15/2022	11,063,580
8,850,000	[1]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	8,548,852
9,750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	8,587,556
2,550,000		Santa Fe Pacific Gold, Sr. Deb., 8.375%, 7/1/2005	2,594,498

		TOTAL	40,696,022

		Oil & Gas--5.7%
3,150,000		Enterprise Oil, Sr. Note, 7.00%, 5/1/2018	3,047,908
450,000		Husky Oil Ltd., Sr. Deb., 7.55%, 11/15/2016	446,328
10,850,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	11,077,633
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	212,407
1,500,000		Norcen Energy Resources, Inc., Sr. Deb., 6.80%, 7/2/2002	1,520,670
9,000,000	[1]	Pemex Project Funding Master Trust, Company Guarantee, 9.125%, 10/13/2010	9,272,430
220,000		Petro-Canada, Inc., Deb., 7.00%, 11/15/2028	206,683
8,750,000		Sun Co., Inc., Deb., 9.00%, 11/1/2024	9,774,275
2,500,000		Sun Co., Inc., Deb., 9.375%, 6/1/2016	2,731,375
3,550,000		Tosco Corp., Note, 8.125%, 2/15/2030	3,877,736
Principal Amount			Value
		CORPORATE BONDS--continued
		Oil & Gas--continued
$2,750,000		USX Corp., Deb., 9.375%, 5/15/2022	$3,308,195
2,500,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	2,590,000
1,750,000		Veritas DGC, Inc., Sr. Note, 9.75%, 10/15/2003	1,798,125
5,000,000		Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	5,165,800

		TOTAL	55,029,565

		Pharmaceutical--0.5%
5,000,000		American Home Products Corp., Note, 6.25%, 3/15/2006	4,985,400

		Printing & Publishing--1.7%
9,620,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/1/2007	9,246,936
2,500,000		News America Holdings, Inc., 10.125%, 10/15/2012	2,725,925
4,850,000		News America Holdings, Inc., Deb., 7.90%, 12/1/2095	4,434,064

		TOTAL	16,406,925

		Rail Industry--0.3%
2,998,749		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	3,138,700

		Real Estate--2.9%
4,000,000		EOP Operating LP, Note, 7.375%, 11/15/2003	4,148,800
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	179,557
8,250,000		Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006	8,555,745
3,250,000		Storage USA, Note, 8.20%, 6/1/2017	3,099,980
5,300,000		Storage USA, Deb., 7.50%, 12/1/2027	4,374,514
7,400,000		Sun Communities, Inc., MTN, 6.77%, 5/16/2005	7,328,294

		TOTAL	27,686,890

		Retailers--3.2%
5,790,000		CVS Corp., Note, 5.625%, 3/15/2006	5,688,733
2,150,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	2,304,757
3,500,000		Federated Department Stores, Inc., Sr. Note, 8.125%, 10/15/2002	3,624,810
5,065,000		Sears, Roebuck & Co., MTN, 10.00%, 2/3/2012	6,011,800
1,650,000		Shopko Stores, Inc., Sr. Note, 8.50%, 3/15/2002	1,493,250
10,497,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	6,140,745
5,340,000		TJX Cos., Inc., Note, 7.45%, 12/15/2009	5,375,778

		TOTAL	30,639,873

Principal Amount			Value
		CORPORATE BONDS--continued
		Sovereign Government--1.1%
$4,565,000		Colombia, Republic of, Note, 7.25%, 2/15/2003	$4,550,072
145,000		Manitoba, Province of, Deb., 6.75%, 3/1/2003	150,030
2,000,000		Quebec, Province of, Deb., 5.50%, 4/11/2006	1,968,980
3,500,000		Sweden, Kingdom of, Deb., 10.25%, 11/1/2015	4,345,565

		TOTAL	11,014,647

		Supranational--0.6%
5,350,000		Corporacion Andina De Fomento, Bond, 7.375%, 1/18/2011	5,367,708

		Technology Services--1.8%
3,750,000		Adaptec, Inc., Sub. Conv. Bond, 4.75%, 2/1/2004	3,226,725
4,437,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,019,434
6,000,000		Unisys Corp., Sr. Note, 8.125%, 6/1/2006	5,947,500
3,910,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	4,188,588

		TOTAL	17,382,247

		Telecommunications & Cellular--5.1%
4,100,000		AT&T Wireless Group, Sr. Note, 7.875%, 3/1/2011	4,143,542
8,400,000		CenturyTel, Inc., Sr. Note, 8.375%, 10/15/2010	8,763,384
4,000,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	4,135,000
4,800,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	4,764,720
1,350,000		LCI International, Inc., Sr. Note, 7.25%, 6/15/2007	1,388,637
1,300,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	1,436,500
6,500,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	7,133,750
3,125,000		Qwest Capital Funding, Bond, 7.75%, 2/15/2031	3,105,094
1,400,000		Telecom de Puerto Rico, Company Guarantee, 6.15%, 5/15/2002	1,411,130
7,690,000		Telecom de Puerto Rico, Sr. Note, 6.65%, 5/15/2006	7,515,822
5,500,000		WorldCom, Inc., Note, 7.50%, 5/15/2011	5,452,425

		TOTAL	49,250,004

		Utilities--3.5%
55,000		Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007	58,147
250,000		CMS Energy Corp., Sr. Note, 8.375%, 7/1/2003	254,609
7,650,000		Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	7,118,050
5,150,000		Enersis SA, Note, 7.40%, 12/1/2016	4,444,347
2,400,000	[1]	Israel Electric Corp. Ltd., Note, 8.25%, 10/15/2009	2,482,584
5,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	4,802,655
Principal Amount			Value
		CORPORATE BONDS--continued
		Utilities--continued
$3,400,000	[1]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.75%, 3/1/2009	$3,399,286
3,700,000		Kansas City Power And Light Co., Sr. Note, 7.125%, 12/15/2005	3,746,213
100,000		NRG Energy, Inc., Bond, 8.00%, 11/1/2003	103,112
2,000,000		PSEG Power LLC, Sr. Note, 7.75%, 4/15/2011	2,045,800
3,500,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	2,478,140
2,350,000		Utilicorp United, Inc., Sr. Note, 7.95%, 2/1/2011	2,370,845

		TOTAL	33,303,788

		TOTAL CORPORATE BONDS (IDENTIFIED COST $655,924,530)	640,796,144

		GOVERNMENT AGENCIES--0.8%
3,000,000		Federal Home Loan Mortgage Corp., Deb., 8.29%, 9/30/2009	3,039,780
589,160		Federal Home Loan Mortgage Corp., 6.00%, 4/1/2011 -- 4/1/2029	576,661
216,933		Federal Home Loan Mortgage Corp., 6.50%, 5/1/2029	214,831
910,697		Federal National Mortgage Association, 6.50%, 5/1/2013 -- 3/1/2029	905,571
542,615		Federal National Mortgage Association, 7.00%, 5/1/2028 -- 8/1/2028	548,280
1,008,399		Federal National Mortgage Association, 7.50%, 4/16/2007 -- 4/1/2028	1,034,800
110,990		Federal National Mortgage Association, 9.00%, 6/1/2017	119,383
245,248		Government National Mortgage Association, 7.00%, 12/15/2023 - 8/15/2028	249,821
141,060		Government National Mortgage Association, 7.50%, 12/15/2027	145,115
240,127		Government National Mortgage Association, 8.00%, 12/15/2023	251,833
110,529		Government National Mortgage Association, 9.00%, 11/15/2017	119,218

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,326,346)	7,205,293

		MUNICIPAL SECURITIES--4.5%
5,630,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds (Series 1997), 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	5,528,998
3,000,000		Harvard University, MA, Revenue Bonds, 8.125% Bonds, 4/15/2007	3,327,690
6,050,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (FSA INS), 11/1/2018	6,302,103
3,090,000		McKeesport, PA, Taxable GO (Series 1997B), 7.30% Bonds (MBIA INS), 3/1/2020	3,130,448
3,000,000		Miami, FL, Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	3,017,220
4,940,000		Minneapolis/St. Paul, MN, Airport Commission, UT GO Taxable Revenue Bonds (Series 9), 8.95% Bonds (Minneapolis/St. Paul, MN), 1/1/2022	5,261,347
4,675,000		Pittsburgh, PA, Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	4,880,373
Principal Amount or Shares			Value
		MUNICIPAL SECURITIES--continued
$2,635,000		Pittsburgh, PA, Urban Redevelopment Authority, 9.07% Bonds (CGIC INS), 9/1/2014	$2,903,059
2,200,000		Southeastern, PA, Transportation Authority (Series B), 8.75% Bonds (FGIC INS), 3/1/2020	2,341,658
4,200,000		St. Johns County, FL, Convention Center, Taxable Municipal Revenue Bonds, 8.00% (FSA INS), 1/1/2026	4,356,156
2,080,000		Tampa, FL, Sports Authority, 8.02% Bonds (MBIA INS), 10/1/2026	2,282,280

		TOTAL MUNICIPALS SECURITIES (IDENTIFIED COST $42,592,520)	43,331,332

		PREFERRED STOCKS--2.6%
		Financial Intermediaries--1.3%
142,000		Citigroup, Inc., Cumulative Pfd., $3.18	6,638,500
130,000		Lehman Brothers Holdings, Inc., Pfd., $2.84	5,521,750

		TOTAL	12,160,250

		Insurance--0.0%
10,585	[2]	Arcadia Financial Ltd., Warrants	106

		Real Estate--0.9%
8,000		Highwoods Properties, Inc., REIT Perpetual Pfd. Stock (Series A), 8.625%	5,370,240
80,000		Prologis Trust, Cumulative Pfd.	3,872,504

		TOTAL	9,242,744

		Telecommunications & Cellular--0.4%
23,658		AT&T Corp., Cumulative Pfd., $2.43	602,806
3,872		AT&T Corp., Pfd.	95,909
110,000		AT&T Corp., Pfd., $2.50	2,798,400
1,250		Global Crossing Holdings Ltd., PIK Pfd., 10.50%	106,875

		TOTAL	3,603,990

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $27,730,948)	25,007,090

		ASSET-BACKED SECURITIES--1.4%
		Financial Intermediaries--0.1%
$1,000,000		Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018	927,995

		Structured Product (ABS)--1.2%
9,000,000	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	9,144,810
1,144,728	[1]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	1,140,790
1,000,000		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	1,024,540

		TOTAL	11,310,140

		Whole Loan--0.1%
1,930,680	[1]	SMFC Trust Asset-Backed Certificates (Series 1997-A), Class 4, 8.360%, 1/20/2035	1,526,454

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $13,917,800)	13,764,589

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
$325,000		Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030 (Identified Cost $329,325)	$327,215

		U.S. TREASURY OBLIGATIONS--1.1%
43,350,000		United States Treasury Bond, 5.948%/0, 8/15/2027	9,101,333
500,000		United States Treasury Bond, 6.125%, 11/15/2027	513,115
160,000		United States Treasury Bond, 7.50%, 11/15/2016	186,507
135,000		United States Treasury Bond, 7.625%, 2/15/2025	163,547
130,000		United States Treasury Bond, 8.125%, 8/15/2019	161,665

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $11,162,595)	10,126,167

		MUTUAL FUNDS--21.5%
2,019,646		Prime Value Obligations Fund, Class IS	2,019,646
28,710,534		The High Yield Bond Portfolio	204,419,003

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $263,428,212)	206,438,649

		TOTAL INVESTMENTS (IDENTIFIED COST $1,022,412,276)[3]	$946,996,479

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At May 31, 2001, these securities amounted to $94,771,356 which represents 9.9% of net assets.

2 Non-income producing security.

3 The cost of investments for federal tax purposes amounts to $1,022,412,276. The net unrealized depreciation of investments on a federal tax basis amounts to $75,415,797 which is comprised of $10,673,628 appreciation and $86,089,425 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($960,465,080) at May 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
INS	--Insured
LLC	--Limited Liability Corporation
LP	--Limited Partnership
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
PIK	--Payment in Kind
REIT	--Real Estate Investment Trust
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,022,412,276)		$946,996,479
Income receivable		14,182,117
Receivable for investments sold		10,815,383
Receivable for shares sold		1,670,879

TOTAL ASSETS		973,664,858

Liabilities:
Payable for investments purchased	$9,361,508
Payable for shares redeemed	976,105
Income distribution payable	2,304,389
Accrued expenses	557,776

TOTAL LIABILITIES		13,199,778

Net assets for 109,702,819 shares outstanding		$960,465,080

Net Assets Consist of:
Paid in capital		$1,089,062,996
Net unrealized depreciation of investments		(75,415,797)
Accumulated net realized loss on investments		(48,455,552)
Distributions in excess of net investment income		(4,726,567)

TOTAL NET ASSETS		$960,465,080

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($241,350,241 ÷ 27,607,894 shares outstanding)		$8.74

Offering price per share (100/95.50 of $8.74)[1]		$9.15

Redemption proceeds per share		$8.74

Class B Shares:
Net asset value per share ($333,129,244 ÷ 38,044,345 shares outstanding)		$8.76

Offering price per share		$8.76

Redemption proceeds per share (94.50/100 of $8.76)[1]		$8.28

Class C Shares:
Net asset value per share ($81,431,384 ÷ 9,296,316 shares outstanding)		$8.76

Offering price per share		$8.76

Redemption proceeds per share (99.00/100 of $8.76)[1]		$8.67

Class F Shares:
Net asset value per share ($304,554,211 ÷ 34,754,264 shares outstanding)		$8.76

Offering price per share (100/99.00 of $8.76)[1]		$8.85

Redemption proceeds per share (99.00/100 of $8.76)[1]		$8.67

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends			$12,219,026
Interest			28,362,361

TOTAL INCOME			40,581,387

Expenses:
Investment adviser fee		$3,482,394
Administrative personnel and services fee		349,633
Custodian fees		29,716
Transfer and dividend disbursing agent fees and expenses		455,033
Directors'/Trustees' fees		9,751
Auditing fees		6,965
Legal fees		3,250
Portfolio accounting fees		85,435
Distribution services fee--Class B Shares		1,163,821
Distribution services fee--Class C Shares		291,979
Shareholder services fee--Class A Shares		289,720
Shareholder services fee--Class B Shares		387,940
Shareholder services fee--Class C Shares		97,326
Shareholder services fee--Class F Shares		385,811
Share registration costs		49,218
Printing and postage		22,287
Insurance premiums		1,393
Taxes		87,292
Miscellaneous		6,036

TOTAL EXPENSES		7,205,000

Waivers and Reimbursement:
Waiver of investment adviser fee	$(621,259)
Waiver of shareholder services fee--Class A Shares	(57,944)
Waiver of shareholder services fee--Class F Shares	(30,865)
Reimbursement of investment adviser fee	(185)

TOTAL WAIVERS AND REIMBURSEMENT		(710,253)

Net expenses			6,494,747

Net investment income			34,086,640

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(2,206,587)
Net change in unrealized depreciation of investments			22,601,567

Net realized and unrealized gain on investments			20,394,980

Change in net assets resulting from operations			$54,481,620

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Period Ended 11/30/2000 [1]	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,086,640	$5,885,413	$72,088,925
Net realized loss on investments	(2,206,587)	(2,159,872)	(28,468,308)
Realized capital gain distribution from other investment companies	--	--	402,776
Net change in unrealized depreciation of investments	22,601,567	(7,866,784)	(20,455,175)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	54,481,620	(4,141,243)	23,568,218

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,402,903)	(1,521,482)	(18,213,767)
Class B Shares	(11,373,420)	(1,795,990)	(22,081,917)
Class C Shares	(2,829,544)	(473,639)	(5,775,501)
Class F Shares	(12,387,200)	(2,141,588)	(26,909,843)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,993,067)	(5,932,699)	(72,981,028)

Share Transactions:
Proceeds from sale of shares	241,883,842	28,407,073	320,720,829
Proceeds from shares issued in connection with the tax-free acquisition of assets from the IAI Bond Fund	--	--	10,447,036
Net asset value of shares issued to shareholders in payment of distributions declared	22,504,620	3,661,881	44,170,678
Cost of shares redeemed	(207,029,012)	(31,616,386)	(494,554,846)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	57,359,450	452,568	(119,216,303)

Change in net assets	75,848,003	(9,621,374)	(168,629,113)

Net Assets:
Beginning of period	884,617,077	894,238,451	1,062,867,564

End of period	$960,465,080	$884,617,077	$894,238,451

1 The fund has changed its fiscal year-end from October 31 to November 30.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended October 31,
	5/31/2001	11/30/00 [1]	2000	1999 [2]	1998	1997	1996
Net Asset Value, Beginning of Period	$8.55	$8.65	$9.11	$9.82	$10.02	$9.72	$9.76
Income From Investment Operations:
Net investment income	0.34	0.06	0.69	0.67	0.70	0.74	0.71
Net realized and unrealized gain (loss) on investments	0.21	(0.10)	(0.44)	(0.70)	(0.19)	0.26	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.55	(0.04)	0.25	(0.03)	0.51	1.00	0.67

Less Distributions:
Distributions from net invest-ment income	(0.36)	(0.06)	(0.71)	(0.68)	(0.71)	(0.70)	(0.71)

Net Asset Value, End of Period	$8.74	$8.55	$8.65	$9.11	$ 9.82	$10.02	$9.72

Total Return[3]	6.45%	(0.46)%	2.81%	(0.35)%	5.14%	10.73%	7.21%

Ratios to Average Net Assets:

Expenses	1.05%[4]	1.05%[4]	1.05%	1.06%	1.05%	1.05%	1.05%

Net investment income	7.69%[4]	8.38%[4]	7.85%	7.07%	6.89%	7.30%	7.46%

Expense waiver/ reimbursement[5]	0.18%[4]	0.21%[4]	0.18%	0.16%	0.15%	0.20%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$241,350	$217,008	$216,101	$249,056	$210,768	$111,377	$37,045

Portfolio turnover	13%	2%	27%	30%	20%	55%	49%

1 The fund changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended October 31,
	5/31/2001	11/30/00 [1]	2000	1999 [2]	1998	1997	1996
Net Asset Value, Beginning of Period	$8.57	$8.66	$9.12	$9.83	$10.02	$ 9.72	$9.76
Income From Investment Operations:
Net investment income	0.31	0.05	0.63	0.60	0.61	0.64	0.64
Net realized and unrealized gain (loss) on investments	0.20	(0.09)	(0.45)	(0.70)	(0.18)	0.28	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.51	(0.04)	0.18	(0.10)	0.43	0.92	0.60

Less Distributions:
Distributions from net investment income	(0.32)	(0.05)	(0.64)	(0.61)	(0.62)	(0.62)	(0.64)

Net Asset Value, End of Period	$8.76	$8.57	$8.66	$9.12	$ 9.83	$10.02	$9.72

Total Return[3]	6.01%	(0.42)%	2.02%	(1.11)%	4.34%	9.86%	6.40%

Ratios to Average Net Assets:

Expenses	1.85%[4]	1.85%[4]	1.85%	1.86%	1.85%	1.85%	1.85%

Net investment income	6.89%[4]	7.56%[4]	7.05%	6.27%	6.09%	6.50%	6.66%

Expense waiver/ reimbursement[5]	0.13%[4]	0.16%[4]	0.13%	0.11%	0.10%	0.15%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$333,129	$286,738	$288,505	$345,034	$302,010	$191,600	$125,620

Portfolio turnover	13%	2%	27%	30%	20%	55%	49%

1 The fund changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended October 31,
	5/31/2001	11/30/00 [1]	2000	1999 [2]	1998	1997	1996
Net Asset Value, Beginning of Period	$8.57	$8.66	$9.12	$9.83	$10.02	$9.72	$9.76
Income From Investment Operations:
Net investment income	0.31	0.05	0.63	0.60	0.61	0.64	0.64
Net realized and unrealized gain (loss) on investments	0.20	(0.09)	(0.45)	(0.70)	(0.18)	0.28	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.51	(0.04)	0.18	(0.10)	0.43	0.92	0.60

Less Distributions:
Distributions from net investment income	(0.32)	(0.05)	(0.64)	(0.61)	(0.62)	(0.62)	(0.64)

Net Asset Value, End of Period	$8.76	$8.57	$8.66	$9.12	$ 9.83	$10.02	$9.72

Total Return[3]	6.00%	(0.42)%	2.02%	(1.11)%	4.35%	9.86%	6.40%

Ratios to Average Net Assets:

Expenses	1.85%[4]	1.85%[4]	1.85%	1.86%	1.85%	1.85%	1.85%

Net investment income	6.89%[4]	7.56%[4]	7.04%	6.27%	6.09%	6.50%	6.70%

Expense waiver/ reimbursement[5]	0.13%[4]	0.16%[4]	0.13%	0.11%	0.10%	0.15%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$81,431	$74,250	$75,821	$92,875	$76,645	$39,398	$22,897

Portfolio turnover	13%	2%	27%	30%	20%	55%	49%

1 The fund changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended October 31,
	5/31/2001	11/30/00 [1]	2000	1999 [2]	1998	1997	1996
Net Asset Value, Beginning of Period	$8.57	$8.67	$9.12	$9.83	$10.02	$ 9.72	$9.76
Income From Investment Operations:
Net investment income	0.33	0.06	0.70	0.67	0.69	0.72	0.71
Net realized and unrealized gain (loss) on investments	0.21	(0.10)	(0.44)	(0.70)	(0.18)	0.28	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.54	(0.04)	0.26	(0.03)	0.51	1.00	0.67

Less Distributions:
Distributions from net investment income	(0.35)	(0.06)	(0.71)	(0.68)	(0.70)	(0.70)	(0.71)

Net Asset Value, End of Period	$8.76	$8.57	$8.67	$9.12	$ 9.83	$10.02	$9.72

Total Return[3]	6.41%	(0.46)%	2.92%	(0.35)%	5.12%	10.70%	7.18%

Ratios to Average Net Assets:

Expenses	1.08%[4]	1.08%[4]	1.08%	1.09%	1.08%	1.08%	1.08%

Net investment income	7.66%[4]	8.33%[4]	7.82%	7.02%	6.86%	7.27%	7.38%

Expense waiver/ reimbursement[5]	0.16%[4]	0.18%[4]	0.15%	0.13%	0.12%	0.17%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$304,554	$306,621	$313,811	$375,902	$393,905	$325,531	$267,720

Portfolio turnover	13%	2%	27%	30%	20%	55%	49%

1 The fund changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated Investment Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of one portfolio. The financial statements included herein are those of Federated Bond Fund (the "Fund"), a diversified portfolio. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.

On September 15, 2000, the Fund acquired all the net assets of Investment Advisers Inc. (IAI) Bond Fund in a tax-free reorganization as follows:

Class A Shares of the Fund Issued	IAI Bond Fund Net Assets Received	Unrealized Depreciation	[1]
1,181,791	$10,447,036	$(234,363)

Net Assets of the Fund Prior to Combination	Net Assets of IAI Bond Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
$919,212,235	$10,447,036	$929,659,271

1 Unrealized depreciation is included in the IAI Bond Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sales price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potentially inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund along with other affiliated investment companies, may utilize a joint account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on long-term debt securities effective December 1, 2000. Prior to this date, the Fund did not amortize premiums or discounts on long-term debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $45,779,076, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Federal tax. Pursuant to the code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2001	$ 2,219,551

2002	523,012

2003	429,659

2004	441,892

2005	724,814

2006	10,205,878

2007	29,233,429

2008	2,000,841

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Change in Fiscal Year

The Fund's fiscal year-end changed from October 31 to November 30 beginning November 1, 2000.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2001		Period Ended 11/30/2000[1]		Year Ended 10/31/2000
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,593,266	$102,182,600	1,976,609	$17,045,994	18,306,261	$161,210,452
Shares issued in connection with the tax-free acquisition of assets from the IAI Bond fund	--	--	--	--	1,181,791	10,447,036
Shares issued to shareholders in payment of distributions declared	829,213	7,263,637	135,983	1,163,993	1,515,367	13,378,512
Shares redeemed	(10,187,591)	(89,495,358)	(1,722,415)	(14,822,613)	(23,372,485)	(206,305,364)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,234,888	$19,950,879	390,177	$3,387,374	(2,369,066)	$(21,269,364)

	Six Months Ended 5/31/2001		Period Ended 11/30/2000[1]		Year Ended 10/31/2000
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,123,900	$62,923,167	596,831	$5,130,228	5,765,966	$51,337,390
Shares issued to shareholders in payment of distributions declared	742,575	6,521,504	121,126	1,038,067	1,466,995	12,991,283
Shares redeemed	(3,294,442)	(29,024,645)	(544,287)	(4,693,596)	(11,755,832)	(104,778,196)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	4,572,033	$40,420,026	173,670	$1,474,699	(4,522,871)	$(40,449,523)

	Six Months Ended 5/31/2001		Period Ended 11/30/2000[1]		Year Ended 10/31/2000
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,433,276	$21,470,221	279,401	$2,412,683	3,389,978	$30,054,090
Shares issued to shareholders in payment of distributions declared	202,546	1,779,109	35,151	301,245	435,766	3,861,043
Shares redeemed	(2,004,616)	(17,600,285)	(399,751)	(3,441,649)	(5,264,380)	(46,845,912)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	631,206	$5,649,045	(85,199)	$(727,721)	(1,438,636)	$(12,930,779)

	Six Months Ended 5/31/2001		Period Ended 11/30/2000[1]		Year Ended 10/31/2000
Class F Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,256,404	$55,307,854	443,227	$3,818,168	8,769,638	$78,118,897
Shares issued to shareholders in payment of distributions declared	790,088	6,940,370	135,032	1,158,576	1,573,921	13,939,840
Shares redeemed	(8,063,054)	(70,908,724)	(1,003,871)	(8,658,528)	(15,353,085)	(136,625,374)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,016,562)	$(8,660,500)	(425,612)	$(3,681,784)	(5,009,526)	$(44,566,637)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,421,565	$57,359,450	53,036	$452,568	(13,340,099)	$(119,216,303)

1 The Fund changed its fiscal year-end from October 31 to November 30.

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund and The High Yield Bond Portfolio, both of which are managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended May 31, 2001, Class A Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended May 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $124,902,634 and $113,474,058, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$153,608,730

Sales	$108,228,423

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2001, were as follows:

Purchases	$18,868,174

Sales	$8,975,070

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

2072302 (7/01)